Commitments and contingencies - Schedule of Minimum Purchase Obligations and Service Agreements With Minimum Spend Commitments Under Noncancellable Agreements (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 917	€ 797	€ 898
Not later than one year
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	485	362	279
Later than one year but not more than 5 years
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	334	435	619
More than 5 years
Disclosure Of Finance Leases And Operating Leases By Lessee [Line Items]
Minimum purchase obligations and service agreements with minimum spend commitments under noncancellable agreements	€ 98	€ 0	€ 0